Cover	Sep. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	001-39187
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Tax Identification Number	87-0449945
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 S. 1800 West
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Woods Cross
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84087
City Area Code	(702)
Local Phone Number	941-8047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A